Additional information on the consolidated statements of cash flows (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Cash Flow Statement [Abstract]
Disclosure of detailed information about cash flow information [Table Text Block]
	2019	2018
	$	$

Interests received measured using the effective rate method	2,583	3,944
Interests paid on long-term debt	15,680	21,126
Dividends received	150	328
Income taxes paid	797	822

Changes in non-cash working capital items
Decrease (increase) in amounts receivable	4,929	(8,613)
Decrease (increase) in other current assets	(1,449)	9,828
Increase (decrease) in accounts payable and accrued liabilities	(8,260)	(3,834)
	(4,780)	(2,619)

Tax credits receivable related to exploration and evaluation assets
Beginning of year	281	4,091
End of year (i)	936	281

(i) Balance as at December 31, 2019 from the acquisition of Barkerville (Note 7).